Stock and Other Compensation Plans (Table)	12 Months Ended
Sep. 30, 2016
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of restricted stock activity
The following summarizes information regarding the restricted stock units granted under the plan during the fiscal years ended September 30, 2016, 2015 and 2014:

	2016		2015		2014
	Number of Restricted Units	Weighted Average Grant-Date Fair Value	Number of Restricted Units	Weighted Average Grant-Date Fair Value	Number of Restricted Units	Weighted Average Grant-Date Fair Value
Nonvested at beginning of year	878,104	$48.24	988,637	$42.22	1,052,844	$36.20
Granted	357,323	65.98	444,543	50.50	464,438	45.05
Vested	(448,136)	45.88	(551,688)	39.28	(524,532)	32.67
Forfeited	(4,860)	53.52	(3,388)	48.55	(4,113)	39.00
Nonvested at end of year	782,431	$57.66	878,104	$48.24	988,637	$42.22